Summary of significant accounting policies (Details 3)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	$ 60,045,146	¥ 422,045,319	¥ 541,487,420	¥ 580,016,414
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	40,504,749	284,699,784	414,763,523	580,016,414
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 19,540,397	¥ 137,345,535	¥ 126,723,897